Income Taxes (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Valuation Allowance [Line Items]
Balance at beginning of year	$ 40,966	$ 38,347	$ 44,995
Additions -Charges to earnings	6,640	5,445	4,698
Deductions-Charges to earnings	0	(1,407)	(1,552)
Expiration And Forfeitures	(2,141)	(187)	(10,183)
Others (Note)	(1,145)	(1,232)	389
Balance at end of year	$ 44,320	$ 40,966	$ 38,347